Schedule of After Tax (Expenses) Benefits Related To Interest and Penalties in Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Income tax examination, penalties and interest expense	$ (25)	$ 43	$ 92